Consolidated Statements of Cash Flows - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Cash flows from operating activities of continuing operations:
Net income (loss)	$ (4,520,962)	$ (3,636,201)	$ (4,591,274)	$ (4,877,380)
Adjustments to reconcile net loss to cash used in operating activities:
Depreciation and amortization	623,660	664,771	863,994	824,241
Amortization of debt discount	510,252	417,198	638,626	628,423
Provision for doubtful accounts	0		41,985	0
Common stock issued for financing costs	167,614	32,418	32,418	2,250
Common stock issued in exchange for fees and services	555,440	606,797	778,411	753,170
Deferred taxes	(27,472)	(26,752)	11,252	(48,544)
Derivative expense	0	42,140	42,140	0
Stock-based compensation	62,600	48,600	64,800	461,118
Loss on extinguishment of debt	1,191,089	363,468	363,468	0
Unrealized (gain) loss on change in fair value of contingent consideration			(429,000)	0
Unrealized (gain) loss on change in fair value of derivative liabilities	(8,831)	13,473	(7,826)	0
Changes in operating assets and liabilities:
Accounts receivable	99,185	57,376	535,846	(3,048)
Inventory	(778)	(21,481)	(20,544)	(212,259)
Prepaid expenses and other current assets	(12,717)	8,594	55,912	657,538
Operating lease right of use assets	28,233	16,802	22,406	0
Other assets	5,899	33,745	35,536	(33,256)
Accounts payable	542,321	434,854	153,075	(28,742)
Accrued liabilities	288,891	266,809	762,909	(230,081)
Advanced payments and deferred revenues	115,176	(1,445)	(493,146)	154,528
Income taxes payable and other noncurrent liabilities	(37,471)	(35,118)	(38,665)	(18,564)
Related party payables	(248,904)	(409,095)	(519,508)	105,005
Net cash provided by (used in) operating activities	(666,775)	(1,123,047)	(1,697,185)	(1,865,601)
Cash flows from investing activities:
Purchase of fixed assets	(571,563)	(284,629)	(292,911)	(581,975)
Net cash provided by (used in) investing activities	(571,563)	(284,629)	(292,911)	(581,975)
Cash flows from financing activities:
Proceeds from issuance of preferred stock, net of issuance costs	483,500	411,151	411,151	0
Proceeds from issuance of common stock, net of issuance costs	0	1,008,849	1,058,849	608,717
Proceeds from exercise of common stock purchase warrants, net of issuance costs			0	61,500
Proceeds from issuance of convertible notes	3,655,000	95,000	600,000	1,914,702
Proceeds from loans payable	253,912	0
Repayments of convertible notes	(3,368,812)	(184,000)	(262,857)	(75,000)
Repayments of senior secured promissory notes			0	(10,000)
Net cash provided by (used in) financing activities	1,023,600	1,331,000	1,807,143	2,499,919
Effect of exchange rates on cash and cash equivalents	101,492	25,680	55,579	144,381
Net increase (decrease) in cash and cash equivalents	(113,246)	(50,996)	(127,374)	196,724
Cash and cash equivalents at beginning of period	506,219	633,593	633,593	436,869
Cash and cash equivalents at end of period	392,973	582,597	506,219	633,593
Supplemental disclosure of cash flow information:
Cash paid for interest	0	521,408	521,408	277,149
Cash paid for income taxes	0	0	0	0
Supplemental disclosure of non-cash investing and financing activities:
Common stock issued related to acquisition of business			0	52,500
Common stock issued for financing costs incurred in connection with convertible and promissory notes	568,400	0	0	1,003,621
Common stock issued in connection with long term service contracts			0	72,000
Common stock issued to reduce convertible and promissory notes payable			0	30,000
Common stock issued to reduce accounts payable and other accrued liabilities	50,000	389,440	589,440	1,321,376
Conversion of convertible notes and accrued interest into common stock	56,049	0	3,788,199	0
Discount for beneficial conversion features on convertible notes	44,129	51,730	51,730	801
Discount related to fair value of derivative liabilities associated with convertible notes	$ 0	$ 43,270	$ 43,270	$ 0